Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
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Quarterly Financial Data

NOTE 27

QUARTERLY FINANCIAL DATA (UNAUDITED)

(Millions, except per share amounts)	2014				2013
Quarters Ended	12/31	9/30	6/30	3/31	12/31	9/30	6/30	3/31
Total revenues net of interest expense	$9,107	$8,329	$8,657	$8,199	$8,547	$8,301	$8,245	$7,881
Pretax income	2,225	2,246	2,312	2,208	1,980	2,004	1,995	1,909
Net income	1,447	1,477	1,529	1,432	1,308	1,366	1,405	1,280
Earnings Per Common Share — Basic:
Net income attributable to common
shareholders(a)	$1.40	$1.41	$1.44	$1.34	$1.22	$1.26	$1.28	$1.15
Earnings Per Common Share — Diluted:
Net income attributable to common
shareholders(a)	1.39	1.40	1.43	1.33	1.21	1.25	1.27	1.15
Cash dividends declared per common share	0.26	0.26	0.26	0.23	0.23	0.23	0.23	0.20
Common share price:
High	94.89	96.24	96.04	94.35	90.79	78.63	78.61	67.48
Low	$78.41	$85.75	$83.99	$82.63	$72.08	$71.47	$63.43	$58.31

Represents net income, less earnings allocated to participating share awards of $11 million for the quarter ended December 31, 2014, $11 million for the quarter ended September 30, 2014, $12 million for the quarter ended June 30, 2014, $12 million for the quarter ended March 31, 2014, $11 million for the quarter ended December 31, 2013, $12 million for the quarter ended September 30, 2013, $13 million for the quarter ended June 30, 2013 and $11 million for the quarter ended March 31, 2013.